Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Gain (loss) in valuation of derivatives, net	$ 4,432,023		$ (4,686,407)	$ 8,192,567
Capitalized interest expense (Note 10 c)	2,233,358		2,020,288	2,875,034
Commissions	(2,820,477)		(1,901,473)	(1,263,701)
Interest cost of labor obligations (Note 18)	(11,377,054)		(9,968,526)	(8,722,611)
Interest expense on taxes	(516,522)		(555,921)	(1,503,981)
Dividend received (Note 4)	1,773,336		2,605,333	2,385,559
Gain on net monetary positions	4,267,194	$ 226	4,429,145
Other financial cost	(5,067,200)		(2,118,755)	(3,906,627)
Total	$ (7,075,342)	$ (375)	$ (10,176,316)	$ (1,943,760)